Dear Shareholder:

The Victory Institutional Funds Prospectus for the following Fund is being revised to reflect a requirement to notify shareholders in advance should the Rule 12b-1 fee be charged for this Fund. This information is important and is part of your Prospectus.
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                         The Victory Institutional Funds

                       Institutional Liquid Reserves Fund

                        Supplement dated November 9, 2004
                     To the Prospectus dated August 3, 2004

1. On page 3, please remove the table under "Fund Expenses," and replace it with the following:

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Shareholder Transaction Expenses
(paid directly from your investment)
----------------------------------------------------------------------------

Maximum Sales Charge Imposed on Purchases                NONE
(as a percentage of offering price)
----------------------------------------------------------------------------
Maximum Deferred Sales Charge                            NONE
(as a percentage of the lower purchase or sale price)
----------------------------------------------------------------------------
Maximum Sales Charge Imposed                             NONE
on Reinvested Dividends
----------------------------------------------------------------------------
Redemption or Exchange Fees                              NONE


----------------------------------------------------------------------------
Annual Fund Operating Expenses
(deducted from Fund assets)
----------------------------------------------------------------------------

Management Fees                                          0.12%
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Distribution (12b-1) Fees (1)                            0.00%
----------------------------------------------------------------------------
Other Expenses (2)                                       0.15%
----------------------------------------------------------------------------
Total Fund Operating Expenses                            0.27%
----------------------------------------------------------------------------
Fee Waiver/
Expense Reimbursement                                   (0.07)%
----------------------------------------------------------------------------
Net Expenses (3,4)                                       0.20%
============================================================================

(1) The Fund has adopted a Rule 12b-1 Distribution and Service Plan under which it could pay to the Distributor a monthly fee at an annual rate of up to 0.05% of the Fund's average daily net assets. No fees are currently expected to be paid under the plan. The Fund will notify shareholders 30 days in advance of charging a 12b-1 fee.

(2) Other expenses are based upon estimated amounts for the current fiscal year.

(3) The Adviser has contractually agreed to waive its management fee, or to reim- burse expenses, as allowed by law, so that the net operating expenses of the Fund do not exceed 0.20% until at least February 28, 2005.

(4) In addition to any voluntary or contractual fee waivers or expense reimbursements by the Adviser to limit the Funds total operating expenses, BISYS Fund Services Ohio, Inc. (the Fund's administrator) or any of the Fund's other service providers may voluntarily waive its fees in order to reduce the Fund's total operating expenses.





Please keep this supplement with your Prospectus. For more information, please call the Victory Institutional Funds at 866-689-6999.





                                  VIF-ILR-SUP1